UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08846
First Focus Funds, Inc.

(Exact name of registrant as specified in charter)

First National Bank, 1620 Dodge Street, Omaha, NE	68197

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc. 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 662-4203
Date of fiscal year end: March 31, 2010
Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.
First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
SHORT-INTERMEDIATE BOND FUND

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.2%):
$975,000	AmeriCredit Automobile Receivables Trust, 5.64%, 9/6/13	$977,681
858,000	Countrywide Asset-Backed Certificates, 1.56%, 5/25/37 (a) (b)	97,747
434,868	Navistar Financial Corp. Owner Trust, 4.43%, 1/15/14	429,444
621,859	Preferred Term Securities XXIV Ltd., 0.93%, 3/22/37 (a) (b)	217,651
862,752	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	579,969

Total Asset-Backed Securities		2,302,492

Commercial Mortgage Backed Securities (10.8%):
600,000	Banc of America Commercial Mortgage, Inc., 7.38%, 9/15/32	613,594
890,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	828,079
775,000	First Union National Bank Commercial Mortgage, 8.64%, 10/15/32 (b)	820,207
580,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	530,183
671,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	686,014
850,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	815,359
583,517	Nomura Asset Acceptance Corp., 6.00%, 3/25/47	391,909
601,922	Residential Accredit Loans, Inc., 5.50%, 1/25/34	528,479
165,831	Residential Accredit Loans, Inc., 6.00%, 10/25/34	126,835
550,946	Structured Asset Securities Corp., 5.50%, 7/25/33	548,635

Total Commercial Mortgage Backed Securities		5,889,294

Corporate Bonds (32.1%):
	Aerospace & Defense (0.7%):

350,000	United Technologies Corp., 6.10%, 5/15/12	377,076

	Banks (6.8%):
890,000	Bank of New York Co., Inc., 6.38%, 4/1/12	929,463
450,000	Citigroup, Inc., 6.50%, 8/19/13	437,120
800,000	Key Bank NA, 3.20%, 6/15/12	827,014
1,100,000	Regions Bank, 3.25%, 12/9/11	1,141,323
550,000	USB Capital IX, 6.19%, 4/15/49	371,250

		3,706,170

	Chemicals (0.7%):
400,000	Dow Chemical Co., 7.60%, 5/15/14	412,001

	Computers (2.8%):
825,000	Cisco Systems, Inc., 5.25%, 2/22/11	869,912
250,000	Hewlett-Packard Co., 2.95%, 8/15/12	251,849
360,000	IBM Corp., 6.50%, 10/15/13	402,361

		1,524,122

	Electric Integrated (2.6%):
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	408,619
160,000	Emerson Electric Co., 4.13%, 4/15/15	162,974
370,000	Public Service Colorado, Series 10, 7.88%, 10/1/12	428,655
380,000	Wisconsin Energy Corp., 6.50%, 4/1/11	406,179

		1,406,427

	Financial Services (7.9%):
450,000	American Honda Finance Corp., 2.95%, 6/29/11 (b)	448,707
425,000	Bear Stearns Cos. LLC, Series B, 6.95%, 8/10/12	461,913
490,000	Berkshire Hathaway, Inc., 5.00%, 8/15/13	514,050
825,000	Countrywide Home Loan, 5.63%, 7/15/09	825,438
710,000	General Electric Capital Corp., 5.88%, 2/15/12	741,590
530,000	Goldman Sachs Group, Inc., 6.00%, 5/1/14	553,140
350,000	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	340,654
415,000	Morgan Stanley, 6.75%, 4/15/11	434,741

		4,320,233

	Food & Beverage (1.4%):
423,000	Bottling Group LLC, 4.63%, 11/15/12	450,063
323,000	Kellogg Co., 5.13%, 12/3/12	345,276

		795,339

	Household Products (1.0%):
500,000	Kimberly-Clark Corp., 5.00%, 8/15/13	523,380

	Insurance (1.1%):
570,000	MetLife Global Funding I, 5.13%, 4/10/13	579,734

	Media (0.9%):
450,000	Comcast Corp., 6.50%, 1/15/15	477,308

	Oil & Gas Exploration Services (3.6%):
535,000	ConocoPhillips, 4.60%, 1/15/15	549,790
450,000	Enterprise Products Operation LP, 9.75%, 1/31/14	517,279
354,000	Occidental Petroleum Corp., 7.00%, 11/1/13	405,286
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (Unaudited)
SHORT-INTERMEDIATE BOND FUND (CONTINUED)

	Units/
	Principal	Market
Description	Amount	Value
Corporate Bonds — Continued
	Oil & Gas Exploration Services — Continued
$480,000	Praxair, Inc., 3.95%, 6/1/13	$489,005

		1,961,360

	Retail (0.7%):
375,000	Wal-Mart Stores, Inc., 5.00%, 4/5/12	406,849

	Schools (1.0%):
525,000	Stanford University, 3.63%, 5/1/14	529,263

	Telecommunications (0.9%):
470,000	AT&T Corp., 7.30%, 11/15/11	515,423

Total Corporate Bonds		17,534,685

Convertible Corporate Bond (1.0%):
580,000	Medtronic, Inc., 1.50%, 4/15/11	561,150

Municipal Bond (1.0%):
550,000	Nebraska Public Power District Revenue, Series B, 4.14%, 1/1/13	555,605

Mortgage-Backed Securities (10.1%):
	Fannie Mae (2.8%):
1,500,000	4.00%, 9/25/10	1,542,148
	Freddie Mac (7.3%)
1,733,605	4.50%, 1/15/17	1,810,346
2,115,373	4.50%, 12/15/17	2,188,180

		3,998,526

Total Mortgage-Backed Securities		5,540,674

U.S. Government Agency Obligations (16.0%):
	Fannie Mae (1.8%):
1,000,000	2.50%, 5/15/14	983,079
	Federal Home Loan Bank (7.8%)
1,700,000	4.88%, 5/14/10	1,764,755
1,600,000	3.50%, 7/16/10	1,640,606
830,000	4.50%, 9/16/13	889,524

		4,294,885

	Freddie Mac (6.4%)
1,500,000	6.88%, 9/15/10	1,605,236
1,735,000	4.50%, 7/15/13	1,867,580

		3,472,816

Total U.S. Government Agency Obligations		8,750,780

U.S. Treasury Obligations (15.6%):
	U.S. Treasury Inflation Index Notes (5.2%)
1,550,000	3.00%, 7/15/12	1,947,416
800,000	1.63%, 1/15/15	889,220

		2,836,636

	U.S. Treasury Notes (10.4%)
4,350,000	4.25%, 9/30/12	4,693,580
1,000,000	2.25%, 5/31/14	986,560

		5,680,140

Total U.S. Treasury Obligations		8,516,776

Investment Companies (7.8%):
59,666	Federated Institutional High Yield Bond Fund, 0.06%, (c)(d)	501,193
1,275,209	Federated Trust U.S. Treasury Obligations Fund, 0.00%, (c)	1,275,209
2,481,191	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01%, (c)	2,481,191

Total Investment Companies		4,257,593

Yankee Dollars (0.8%):
390,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	418,370

Total Yankee Dollars		418,370

Total Investments— 99.4% (Cost $54,463,445)		54,327,419

Other assets in excess of liabilities — 0.6%		320,751

NET ASSETS — 100.0%		$54,648,170

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2009.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by the Investment Advisor based upon procedures approved by the Board of Directors.

(c)	Rate disclosed is the seven day yield as of June 30, 2009.

(d)	Security was fair valued as of June 30, 2009.

LLC	Limited Liability Co.

LP	Limited Partnership
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
INCOME FUND

Principal	Security
Amount	Description	Value
Asset-Backed Securities (4.3%):
$1,075,000	Countrywide Asset-Backed Certificates, 1.56%, 5/25/37 (a)(b)	$122,469
577,660	Navistar Financial Corp. Owner Trust, 4.43%, 1/15/14	570,456
930,401	Preferred Term Securities XXI Ltd., 5.71%, 3/22/38 (b)	37,216
641,445	Preferred Term Securities XXIV Ltd., 0.93%, 3/22/37 (a)(b)	224,506
1,108,191	Residential Asset Mortgage Products, Inc., 4.02%, 3/25/33	744,960
824,771	Structured Asset Securities Corp., 5.30%, 9/25/33 (a)	669,733

Total Asset-Backed Securities		2,369,340

Commercial Mortgage Backed Securities (19.6%):
1,348,000	Banc of America Commercial Mortgage, Inc., 5.35%, 9/10/47 (a)	1,171,209
645,366	Bear Stearns Asset Backed Securities Trust, 5.00%, 10/25/33	546,862
1,000,000	Bear Stearns Commercial Mortgage Securities, 5.53%, 9/11/41	930,426
887,019	Citigroup Mortgage Loan Trust, Inc., 6.50%, 7/25/34	784,873
1,051,000	Commercial Mortgage Asset Trust, 7.64%, 11/17/32	870,368
698,932	Credit Suisse First Boston Mortgage Securities Corp., 5.75%, 4/25/33	665,515
900,000	First Union National Bank Commercial Mortgage, 8.64%, 10/15/32 (a)(b)	952,499
635,000	First Union National Bank Commercial Mortgage, 6.67%, 12/12/33	580,459
925,000	LB-UBS Commercial Mortgage Trust, 6.45%, 12/15/28	945,698
1,234,000	LB-UBS Commercial Mortgage Trust, 6.39%, 11/15/33	1,183,710
632,143	Nomura Asset Acceptance Corp., 6.00%, 3/25/47	424,568
629,904	Residential Accredit Loans, Inc., 5.50%, 1/25/34	553,047
818,918	Residential Accredit Loans, Inc., 6.00%, 10/25/34	626,344
605,435	Structured Asset Securities Corp., 5.50%, 7/25/33	602,895

Total Commercial Mortgage Backed Securities		10,838,473

Corporate Bonds (29.3%):
	Aerospace & Defense (0.7%):
345,000	United Technologies Corp., 4.88%, 5/1/15	366,863

	Banks (5.8%):
350,000	Citigroup, Inc., 6.50%, 8/19/13	339,982
975,000	Key Bank NA, 3.20%, 6/15/12	1,007,924
1,000,000	Regions Bank, 3.25%, 12/9/11	1,037,566
675,000	USB Capital IX, 6.19%, 4/15/49	455,625
350,000	Wachovia Bank NA, 6.60%, 1/15/38	341,186

		3,182,283

	Chemicals (0.5%):
305,000	The Dow Chemical Co., 8.55%, 5/15/19	305,543

	Computers (2.3%):
485,000	Cisco Systems, Inc., 5.50%, 2/22/16	513,805
400,000	Electronic Data Systems Corp., Series B, 6.00%, 8/1/13	436,659
300,000	IBM Corp., 7.00%, 10/30/25	340,695

		1,291,159

	Electric Integrated (2.0%):
315,000	Alabama Power Co., 5.50%, 10/15/17	332,729
400,000	Dayton Power & Light Co., 5.13%, 10/1/13	408,619
350,000	Pacificorp, 5.50%, 1/15/19	370,167

		1,111,515

	Financial Services (7.2%):
605,000	American Express Co., 6.80%, 9/1/66	435,600
350,000	American Honda Finance Corp., 2.95%, 6/29/11 (b)	348,994
365,000	Bear Stearns Co., Inc., 5.30%, 10/30/15	358,582
510,000	General Electric Capital Corp., 4.88%, 3/4/15	496,164
365,000	Goldman Sachs Group, Inc., 6.25%, 9/1/17	361,141
965,000	John Deere Capital Corp., Series D, 2.88%, 6/19/12	988,825
365,000	Merrill Lynch & Co., 5.00%, 1/15/15	333,372
350,000	Morgan Stanley, 4.75%, 4/1/14	330,606
553,000	UBS Preferred Funding Trust, 6.24%, 5/29/49	326,270

		3,979,554

	Food & Beverage (0.7%):
400,000	Bottling Group LLC, Series B, 4.13%, 6/15/15	397,050

	Household Products (0.6%):
320,000	Kimberly-Clark Corp., 6.13%, 8/1/17	350,993

	Insurance (2.6%):
550,000	Chubb Corp., 6.80%, 11/15/31	579,961
420,000	General Reinsurance Corp., 9.00%, 9/12/09	425,819
425,000	MetLife Global Funding I, 5.13%, 4/10/13	432,258

		1,438,038

	Media (0.6%):
310,000	Comcast Corp., 6.50%, 1/15/17	328,867

	Office Automation & Equipment (1.2%):
675,000	Pitney Bowes, Inc., 5.25%, 1/15/37	674,903

	Oil & Gas Exploration Services (1.5%):
335,000	Enterprise Products Operation LP, 6.30%, 9/15/17	336,661
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (Unaudited)
INCOME FUND (CONTINUED)

	Units/
	Principal	Market
Description	Amount	Value
Corporate Bonds — Continued
	Oil & Gas Exploration Services — Continued
$400,000	Tosco Corp., 8.13%, 2/15/30	$467,633

		804,294

	Retail (0.7%):
335,000	Wal-Mart Stores, Inc., 5.80%, 2/15/18	364,930

	Schools (1.0%):
525,000	Stanford University, 3.63%, 5/1/14	529,263

	Telecommunications (0.6%):
355,000	AT&T, Inc., 5.50%, 2/1/18	354,481

	Utilities (1.3%):
590,000	Laclede Gas Co., 6.50%, 11/15/10	610,693
80,000	Laclede Gas Co., 6.50%, 10/15/12	84,545

		695,238

Total Corporate Bonds		16,174,974

Municipal Bond (0.6%):
335,000	Nebraska Public Power District, Series B, RB, 4.85%, 1/1/14	342,139

Mortgage-Backed Securities (27.3%):
	Fannie Mae (7.7%)
731,164	5.50%, 11/1/16	766,077
164,424	4.50%, 12/1/18	170,583
1,315,000	4.00%, 2/25/19	1,298,659
1,040,251	7.50%, 8/1/22	1,146,640
332,407	5.00%, 8/1/34	338,938
537,565	5.50%, 8/1/37	556,038

		4,276,935

	Freddie Mac (19.6%)
917,030	5.00%, 12/15/15	972,533
2,485,000	4.00%, 1/15/17	2,571,137
569,298	4.50%, 1/15/17	594,499
1,090,000	4.50%, 4/15/19	1,143,007
1,244,000	4.50%, 6/15/21	1,263,855
2,040,000	5.00%, 4/15/28	2,134,117
2,030,000	5.00%, 2/15/29	2,125,952

		10,805,100

Total Mortgage-Backed Securities		15,082,035

U.S. Government Agency Obligations (2.3%):
	Fannie Mae (2.0%):
1,000,000	5.38%, 6/12/17	1,115,703
	Freddie Mac (0.3%):
140,000	4.50%, 1/15/15	150,241

Total U.S. Government Agency Obligations		1,265,944

U.S. Treasury Obligations (13.8%):
	U.S. Treasury Bonds (5.7%)
615,000	8.88%, 2/15/19	877,048
1,935,000	5.50%, 8/15/28	2,235,832

		3,112,880

	U.S. Treasury Inflation Index Notes (3.4%)
$1,050,000	2.00%, 7/15/14	1,215,674
630,000	2.13%, 1/15/19	646,247

		1,861,921

	U.S. Treasury Notes (4.7%)
2,000,000	4.50%, 2/28/11	2,120,234
500,000	2.25%, 5/31/14	493,280

		2,613,514

Total U.S. Treasury Obligations		7,588,315

Investment Companies (1.9%):
59,666	Federated Institutional High Yield Bond Fund, 0.06%(c)(d)	501,193
553,388	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01%(c)	553,388

Total Investment Companies		1,054,581

Yankee Dollars (0.8%):
400,000	BHP Billiton Finance USA Ltd., 5.50%, 4/1/14	429,097

Total Yankee Dollars		429,097

Total Investments— 99.9% (Cost $57,324,062)		55,144,898

Other assets in excess of liabilities — 0.1%		82,649

NET ASSETS — 100.0%		$55,227,547

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2009.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by Investment Advisor based on procedures approved by the Board of Directors.

(c)	Rate disclosed is the seven day yield as of June 30, 2009.

(d)	Security was fair valued as of June 30, 2009.

LLC	Limited Liability Co.

LP	Limited Partnership

RB	Revenue Bond
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
BALANCED FUND

	Security
Shares	Description	Value
Common Stocks (54.0%):
	Aerospace & Defense (0.7%):
2,000	Alliant Techsystems, Inc. (a)	$164,720

	Biotechnology (0.9%):
4,500	Biogen Idec, Inc. (a)	203,175

	Broadcasting (1.1%):
17,000	Comcast Corp., Class A	246,330

	Chemicals (2.0%):
3,000	Agrium, Inc.	119,670
2,000	Potash Corp. of Saskatchewan, Inc.	186,100
3,000	Sigma-Aldrich Corp.	148,680

		454,450

	Commercial Services (2.8%):
6,000	DeVry, Inc.	300,240
700	MasterCard, Inc., Class A	117,117
3,000	Netflix, Inc. (a)	124,020
5,000	Quanta Services, Inc. (a)	115,650

		657,027

	Computers (0.9%):
5,500	Hewlett-Packard Co.	212,575

	Energy (0.7%):
10,000	The Williams Cos., Inc.	156,100

	Financial Services (0.8%):
3,000	Affiliated Managers Group, Inc. (a)	174,570

	Food & Beverage (5.0%):
10,000	Flowers Foods, Inc.	218,400
12,000	Kraft Foods, Inc.	304,080
3,000	PepsiCo, Inc.	164,880
4,000	Ralcorp Holdings, Inc. (a)	243,680
10,000	The Kroger Co.	220,500

		1,151,540

	Health Care Services (0.8%):
3,000	Cerner Corp. (a)	186,870

	Household Products (2.3%):
10,000	Avon Products, Inc.	257,800
5,000	Church & Dwight Co., Inc.	271,550

		529,350

	Industrial (2.6%):
7,500	AGCO Corp. (a)	218,025
6,000	Peabody Energy Corp.	180,960
7,000	Snap-on, Inc.	201,180

		600,165

	Information Technology Services (2.6%):
10,000	Cognizant Technology Solutions Corp. (a)	267,000
3,000	FactSet Research Systems, Inc.	149,610
4,000	FISERV, Inc. (a)	182,800

		599,410

	Insurance (2.5%):
3,500	ACE Ltd.	154,805
3,500	Everest Re Group Ltd.	250,495
7,000	HCC Insurance Holdings, Inc.	168,070

		573,370

	Internet Security (1.1%):
17,000	Symantec Corp. (a)	264,520

	Manufacturing — Diversified (1.4%):
4,000	Joy Global, Inc.	142,880
4,000	Roper Industries, Inc.	181,240

		324,120

	Medical Products (3.3%):
6,000	Herbalife Ltd.	189,240
7,000	PSS World Medical, Inc. (a)	129,570
7,000	Stryker Corp.	278,180
4,000	Thermo Fisher Scientific, Inc. (a)	163,080

		760,070

	Medical Services (0.8%):
5,000	West Pharmaceutical Services, Inc.	174,250

	Oil & Gas Exploration Services (2.5%):
1,500	Apache Corp.	108,225
3,600	Occidental Petroleum Corp.	236,916
6,000	XTO Energy, Inc.	228,840

		573,981

	Oil Comp-Intergrated (1.4%):
4,500	Exxon Mobil Corp.	314,595

	Pharmaceuticals (2.8%):
3,000	Abbott Laboratories	141,120
10,000	Catalyst Health Solutions, Inc. (a)	249,400
10,000	Valeant Pharmaceuticals International (a)	257,200

		647,720

	Railroads (0.5%):
3,000	Norfolk Southern Corp.	113,010

	Restaurants (0.6%):
2,500	McDonald’s Corp.	143,725

	Retail (0.4%):
4,000	GameStop Corp., Class A (a)	88,040

	Semiconductors (1.7%):
8,000	Intel Corp.	132,400
10,000	Tessera Technologies, Inc. (a)	252,900

		385,300

	Software (2.1%):
8,000	Adobe Systems, Inc. (a)	226,400
5,000	Akamai Technologies, Inc. (a)	95,900
5,000	Citrix Systems, Inc. (a)	159,450

		481,750

	Telecommunications (4.0%):
8,000	AT&T, Inc.	198,720
10,000	Cisco Systems, Inc. (a)	186,400
2,000	Equinix, Inc. (a)	145,480
3,000	L-3 Communications Holdings, Inc.	208,140
11,000	Partner Communications Co. Ltd. — ADR	187,990

		926,730

	Textile — Apparel (1.8%):
8,000	Coach, Inc.	215,040
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (Unaudited)
BALANCED FUND (CONTINUED)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks — Continued
	Textile — Apparel — Continued
8,000	Guess?, Inc.	$206,240

		421,280

	Utilities (3.9%):
6,000	Dominion Resources, Inc.	200,520
2,500	Exelon Corp.	128,025
5,000	FPL Group, Inc.	284,300
15,000	Southern Union Co.	275,850

		888,695

Total Common Stocks		12,417,438

Preferred Stock (1.6%):
	Diversified Financial Services (1.6%):
20,000	Wachovia Preferred Funding Corp., 7.25%	361,200

Corporate Bonds (30.0%):
	Financial Services (19.0%):
$400,000	American Express Credit Corp., 5.88%, 5/2/13	397,188
600,000	American General Financial Services, 6.90%, 12/15/17	324,889
500,000	Bank of America N.A., 6.00%, 6/15/16	452,218
220,000	Caterpillar Financial SE, 6.13%, 2/17/14	234,672
380,000	General Electric Capital Corp., 5.25%, 10/19/12	390,631
500,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18 (b)	433,809
400,000	International Lease Finance Corp., 6.38%, 3/25/13	304,326
200,000	John Deere Capital Corp., 5.25%, 10/1/12	211,262
500,000	KeyCorp, 6.50%, 5/14/13	498,161
200,000	Principal Life Global Funding I, 6.25%, 2/15/12 (b)	201,128
500,000	Regions Bank, 7.50%, 5/15/18	440,641
500,000	Wachovia Corp., 5.25%, 8/1/14	489,286

		4,378,211

	Food & Beverage (1.7%):
350,000	Coca-Cola Enterprises, 7.38%, 3/3/14	400,365

	Industrial (2.3%):
200,000	ITT Corp., 4.90%, 5/1/14	198,632
300,000	Stanley Works, 6.15%, 10/1/13	322,102

		520,734

	Pharmaceuticals (1.9%):
200,000	Express Scripts, Inc., 7.25%, 6/15/19	220,549
200,000	Pfizer, Inc., 5.35%, 3/15/15	214,920

		435,469

	Retail (2.2%):
500,000	Home Depot, Inc., 5.40%, 3/1/16	499,110

	Telecommunications (2.9%):
300,000	New Cingular Wireless Services, Inc., 7.88%, 3/1/11	323,540
300,000	Verizon Wireless, 7.38%, 11/15/13 (b)	335,552

		659,092

Total Corporate Bonds		6,892,981

Municipal Bonds (0.8%):
190,000	Denver City & County Board of Water Commissioners, Water Revenue, Series A	189,382

Total Municipal Bonds		189,382

U.S. Government Agency Obligation (1.5%):
	Fannie Mae (1.5%):
350,000	5.75%, 7/15/24 (c)	350,875

Total U.S. Government Agency Obligations		350,875

U.S. Treasury Obligations (4.4%):
	U.S. Treasury Notes (4.4%):
1,000,000	1.88%, 6/15/12	1,007,270

Total U.S. Treasury Obligations		1,007,270

Investment Company (9.3%):
2,143,714	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01%(d)	2,143,714

Total Investment Company		2,143,714

Total Investments— 101.6% (Cost $22,031,747)		23,362,860

Liabilities in excess of other assets — (1.6)%		(361,308)

NET ASSETS — 100.0%		$23,001,552

(a)	Non-income producing securities.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. This security has been deemed liquid by Investment Advisor based on procedures approved by the Board of Directors.

(c)	Security was fair valued as of June 30, 2009.

(d)	Rate disclosed is the seven day yield as of June 30, 2009.

ADR	American Depositary Receipt
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
CORE EQUITY FUND

	Security
Shares	Description	Value
Common Stocks (94.8%):
	Banks (3.7%):
40,600	BB&T Corp.	$892,388
61,400	JPMorgan Chase & Co.	2,094,354

		2,986,742

	Broadcasting (2.7%):
149,800	Comcast Corp., Class A	2,170,602

	Chemicals (2.6%):
32,600	Air Products & Chemicals, Inc.	2,105,634

	Commercial Services (1.2%):
23,925	Jacobs Engineering Group, Inc. (a)	1,007,003

	Computers (5.5%):
54,600	Hewlett-Packard Co.	2,110,290
22,400	International Business Machines Corp.	2,339,008

		4,449,298

	Consumer Durables (1.4%):
33,100	Mohawk Industries, Inc. (a)	1,181,008

	Diversified Manufacturing (6.3%):
50,100	3M Co.	3,011,010
178,900	General Electric Co.	2,096,708

		5,107,718

	Electrical Equipment (2.4%):
59,775	Emerson Electric Co.	1,936,710

	Electronics Wholesale (1.8%):
68,800	Avnet, Inc. (a)	1,446,864

	Energy (1.4%):
38,400	Peabody Energy Corp.	1,158,144

	Financial Services (4.1%):
29,400	Capital One Financial Corp.	643,272
66,900	Moody’s Corp.	1,762,815
6,400	The Goldman Sachs Group, Inc.	943,616

		3,349,703

	Food & Beverage (5.5%):
52,000	HJ Heinz Co.	1,856,400
47,900	PepsiCo, Inc.	2,632,584

		4,488,984

	Household Products (4.6%):
32,000	Kimberly-Clark Corp.	1,677,760
39,700	Procter & Gamble Co.	2,028,670

		3,706,430

	Information Technology Services (2.2%):
39,700	FISERV, Inc. (a)	1,814,290

	Insurance (6.0%):
32,400	AFLAC, Inc.	1,007,316
25,500	Chubb Corp.	1,016,940
40,900	MetLife, Inc.	1,227,409
43,400	Prudential Financial, Inc.	1,615,348

		4,867,013

	Medical Products (5.6%):
69,500	Medtronic, Inc.	2,424,855
33,600	Thermo Fisher Scientific, Inc. (a)	1,369,872

		3,794,727

	Medical Services (3.2%):
48,500	Cardinal Health, Inc.	1,481,675
43,450	UnitedHealth Group, Inc.	1,085,381

		2,567,056

	Oil & Gas Exploration Services (1.6%):
17,900	Transocean Ltd. (a)	1,329,791

	Oil Comp-Intergrated (9.7%):
28,800	Anadarko Petroleum Corp.	1,307,232
48,800	ChevronTexaco Corp.	3,233,000
16,300	ConocoPhillips	685,578
38,200	Exxon Mobil Corp.	2,670,562

		7,896,372

	Pharmaceuticals (4.6%):
55,000	Abbott Laboratories	2,587,200
33,700	Eli Lilly & Co.	1,167,368

		3,754,568

	Printing & Publishing (1.7%):
46,800	The McGraw-Hill Cos., Inc.	1,409,148

	Retail (2.5%):
68,200	Walgreen Co.	2,005,080

	Semiconductors (4.0%):
118,100	Applied Materials, Inc.	1,295,557
90,600	Texas Instruments, Inc.	1,929,780

		3,225,337

	Software (4.8%):
45,700	Adobe Systems, Inc. (a)	1,293,310
109,300	Microsoft Corp.	2,598,061

		3,891,371

	Telecommunications (3.1%):
20,900	AT&T, Inc.	519,156
109,700	Cisco Systems, Inc. (a)	2,044,808

		2,563,964

	Utilities (3.6%):
21,300	Exelon Corp.	1,090,773
58,200	Southern Co.	1,813,512

		2,904,285

Total Common Stocks		77,117,842

Investment Companies (5.1%):
552,586	Federated Trust U.S. Treasury Obligations Fund, 0.00% (b)	552,586
3,625,842	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	3,625,842

Total Investment Companies		4,178,428

Total Investments— 99.9% (Cost $82,709,996)		81,296,270

Other assets in excess of liabilities — 0.1%		77,591

NET ASSETS — 100.0%		$81,373,861

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of June 30, 2009.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
LARGE CAP GROWTH FUND

	Security
Shares	Description	Value
Common Stocks (97.8%):
	Air Courier Services (1.8%):
18,500	FedEx Corp.	$1,028,970

	Chemicals (3.6%):
29,000	Praxair, Inc.	2,061,030

	Commercial Services (2.2%):
54,000	Cintas Corp.	1,233,360

	Computers (2.6%):
106,000	Dell, Inc. (a)	1,455,380

	Cosmetics & Toiletries (2.6%):
21,000	Colgate-Palmolive Co.	1,485,540

	Diversified Manufacturing (6.0%):
29,500	3M Co.	1,772,950
44,000	Illinois Tool Works, Inc.	1,642,960

		3,415,910

	Electrical Components & Equipment (1.2%):
37,200	Koninklijke (Royal) Philips Electronics NV	685,224

	Financial Services (3.6%):
116,500	Charles Schwab Corp.	2,043,410

	Food & Beverage (10.6%):
26,500	General Mills, Inc.	1,484,530
35,100	PepsiCo, Inc.	1,929,096
80,000	Safeway, Inc.	1,629,600
52,000	Whole Foods Market, Inc.	986,960

		6,030,186

	Information Technology Services (7.8%):
48,000	eBay, Inc. (a)	822,240
43,000	FISERV, Inc. (a)	1,965,100
64,500	Paychex, Inc.	1,625,400

		4,412,740

	Internet Security (2.7%):
98,000	Symantec Corp. (a)	1,524,880

	Medical Products (1.4%):
23,000	Medtronic, Inc.	802,470

	Medical Services (9.0%):
203,000	Boston Scientific Corp. (a)	2,058,420
51,000	Roche Holding AG — SP ADR	1,739,610
52,500	UnitedHealth Group, Inc.	1,311,450

		5,109,480

	Oil-Field Services (8.2%):
34,805	Kinder Morgan Management LLC (a)	1,572,137
35,200	Schlumberger Ltd.	1,904,672
39,000	Suncor Energy, Inc.	1,183,260

		4,660,069

	Pharmaceuticals (3.4%):
34,000	Johnson & Johnson	1,931,200

	Restaurants (3.5%):
145,000	Starbucks Corp. (a)	2,014,050

	Retail (9.3%):
55,600	Family Dollar Stores, Inc.	1,573,480
97,000	Staples, Inc.	1,956,490
44,500	Target Corp.	1,756,415

		5,286,385

	Semiconductors (4.9%):
84,000	Intel Corp.	1,390,200
60,000	Linear Technology Corp.	1,401,000

		2,791,200

	Software (9.0%):
54,000	Adobe Systems, Inc. (a)	1,528,200
105,500	Microsoft Corp.	2,507,735
40,000	VMware, Inc., Class A (a)	1,090,800

		5,126,735

	Telecommunications (4.4%):
135,000	Cisco Systems, Inc. (a)	2,516,400

Total Common Stocks		55,614,619

Investment Company (1.9%):
1,082,352	Goldman Sachs Financial Square Funds, Prime Obligations Fund, 0.26%(b)	1,082,352

Total Investment Company		1,082,352

Total Investments— 99.7% (Cost $60,652,023)		56,696,971

Other assets in excess of liabilities — 0.3%		149,159

NET ASSETS — 100.0%		$56,846,130

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of June 30, 2009.

ADR	American Depositary Receipt

LLC	Limited Liability Co.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
GROWTH OPPORTUNITIES FUND

	Security
Shares	Description	Value
Common Stocks (81.1%):
	Aerospace & Defense (2.0%):
12,000	Alliant Techsystems, Inc. (a)	$988,320

	Biotechnology (2.3%):
25,000	Biogen Idec, Inc. (a)	1,128,750

	Chemicals (1.8%):
10,000	Agrium, Inc.	398,900
10,000	Sigma-Aldrich Corp.	495,600

		894,500

	Commercial Services (5.0%):
20,000	DeVry, Inc.	1,000,800
4,000	MasterCard, Inc., Class A	669,240
10,000	Netflix, Inc. (a)	413,400
17,000	Quanta Services, Inc. (a)	393,210

		2,476,650

	Energy (0.6%):
20,000	The Williams Cos., Inc.	312,200

	Financial Services (1.0%):
8,000	Affiliated Managers Group, Inc. (a)	465,520

	Food & Beverage (6.6%):
35,000	Central European Distribution Corp. (a)	929,950
40,000	Flowers Foods, Inc.	873,600
12,000	Ralcorp Holdings, Inc. (a)	731,040
32,000	The Kroger Co.	705,600

		3,240,190

	Health Care Services (2.5%):
20,000	Cerner Corp. (a)	1,245,800

	Household Products (3.2%):
30,000	Avon Products, Inc.	773,400
15,000	Church & Dwight Co., Inc.	814,650

		1,588,050

	Industrial (4.2%):
25,000	AGCO Corp. (a)	726,750
30,000	Peabody Energy Corp.	904,800
15,000	Snap-on, Inc.	431,100

		2,062,650

	Information Technology Services (5.5%):
40,000	Cognizant Technology Solutions Corp. (a)	1,068,000
15,000	FactSet Research Systems, Inc.	748,050
20,000	FISERV, Inc. (a)	914,000

		2,730,050

	Insurance (5.6%):
20,000	ACE Ltd.	884,600
10,000	AFLAC, Inc.	310,900
12,000	Everest Re Group Ltd.	858,840
30,000	HCC Insurance Holdings, Inc.	720,300

		2,774,640

	Internet Security (1.6%):
50,000	Symantec Corp. (a)	778,000

	Manufacturing — Diversified (3.3%):
28,000	Joy Global, Inc.	1,000,160
14,000	Roper Industries, Inc.	634,340

		1,634,500

	Medical Products (6.6%):
29,000	Herbalife Ltd.	914,660
30,000	PSS World Medical, Inc. (a)	555,300
20,000	Stryker Corp.	794,800
24,000	Thermo Fisher Scientific, Inc. (a)	978,480

		3,243,240

	Medical Services (0.9%):
12,000	West Pharmaceutical Services, Inc.	418,200

	Oil & Gas Exploration Services (2.6%):
10,000	Noble Energy, Inc.	589,700
18,000	XTO Energy, Inc.	686,520

		1,276,220

	Pharmaceuticals (3.3%):
30,000	Catalyst Health Solutions, Inc. (a)	748,200
35,000	Valeant Pharmaceuticals International (a)	900,200

		1,648,400

	Railroads (0.6%):
8,000	Norfolk Southern Corp.	301,360

	Retail (2.1%):
10,000	Costco Wholesale Corp.	457,000
27,000	GameStop Corp., Class A (a)	594,270

		1,051,270

	Semiconductors (1.4%):
28,000	Tessera Technologies, Inc. (a)	708,120

	Software (4.8%):
30,000	Adobe Systems, Inc. (a)	849,000
30,000	Akamai Technologies, Inc. (a)	575,400
30,000	Citrix Systems, Inc. (a)	956,700

		2,381,100

	Telecommunications (3.8%):
7,000	Equinix, Inc. (a)	509,180
12,000	L-3 Communications Holdings, Inc.	832,560
30,000	Partner Communications Co. Ltd. — ADR	512,700

		1,854,440

	Textile — Apparel (2.4%):
30,000	Coach, Inc.	806,400
14,000	Guess?, Inc.	360,920

		1,167,320

	Utilities (7.4%):
20,000	Dominion Resources, Inc.	668,400
15,000	FPL Group, Inc.	852,900
55,000	MDU Resources Group, Inc.	1,043,350
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (Unaudited)
GROWTH OPPORTUNITIES FUND (CONTINUED)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks — Continued
	Utilities — Continued
60,000	Southern Union Co.	$1,103,400

		3,668,050

Total Common Stocks		40,037,540

U.S. Treasury Obligations (4.1%):
	U.S. Treasury Notes (4.1%):
2,000,000	1.88%, 6/15/12	2,014,540

Total U.S. Treasury Obligations		2,014,540

Investment Companies (17.8%):
8,769,517	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01%(b)	8,769,517

Total Investment Companies		8,769,517

Total Investments— 103.0% (Cost $44,805,357)		50,821,597

Liabilities in excess of other assets — (3.0)%		(1,458,453)

NET ASSETS — 100.0%		$49,363,144

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of June 30, 2009.

ADR	American Depositary Receipt
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
SMALL COMPANY FUND

	Security
Shares	Description	Value
Common Stocks (94.3%):
	Automotive (1.9%):
27,200	Clarcor, Inc.	$793,968

	Banks (8.6%):
32,250	BancorpSouth, Inc.	662,093
18,800	Cullen/Frost Bankers, Inc.	867,056
26,100	MB Financial, Inc.	265,959
50,900	Texas Capital BancShares, Inc. (a)	787,423
20,850	United Bankshares, Inc.	407,409
50,300	Wilmington Trust Corp.	687,098

		3,677,038

	Chemicals (3.3%):
25,800	Albemarle Corp.	659,706
30,400	Arch Chemicals, Inc.	747,536

		1,407,242

	Commercial Services (1.6%):
22,900	Steiner Leisure Ltd. (a)	699,137

	Computers (0.9%):
26,700	Avocent Corp. (a)	372,732

	Consumer Durables (3.8%):
93,600	Callaway Golf Co.	474,552
6,700	Chattem, Inc. (a)	456,270
19,800	Mohawk Industries, Inc. (a)	706,464

		1,637,286

	Diversified Manufacturing (3.8%):
49,100	Barnes Group, Inc.	583,799
20,600	Carlisle Cos., Inc.	495,224
43,000	Worthington Industries, Inc.	549,970

		1,628,993

	Electrical Components & Equipment (8.5%):
74,700	Daktronics, Inc.	575,190
23,700	Hubbell, Inc., Class B	759,822
57,900	Insteel Industries, Inc.	477,096
24,100	Littlefuse, Inc. (a)	481,036
9,200	Mettler-Toledo International, Inc. (a)	709,780
30,600	Park Electrochemical Corp.	658,818

		3,661,742

	Energy (4.8%):
34,200	Encore Acquisition Co. (a)	1,055,070
14,000	Foundation Coal Holdings, Inc.	393,540
29,800	St. Mary Land & Exploration Co.	621,926

		2,070,536

	Financial Services (3.1%):
15,800	Affiliated Managers Group, Inc. (a)	919,402
12,800	Jones Lang LaSalle, Inc.	418,944

		1,338,346

	Food & Beverage (3.1%):
33,800	Corn Products International, Inc.	905,502
18,100	Sensient Technologies Corp.	408,517

		1,314,019

	Household Products (1.7%):
13,000	Church & Dwight Co., Inc.	706,030

	Information Technology Services (3.2%):
18,000	CACI International, Inc., Class A (a)	768,780
19,100	Syntel, Inc.	600,504

		1,369,284

	Insurance (4.1%):
25,900	Arthur J. Gallagher & Co.	552,706
31,700	Assured Guaranty Ltd.	392,446
9,200	RLI Corp.	412,160
30,800	Selective Insurance Group, Inc.	393,316

		1,750,628

	Machinery (3.1%):
25,600	IDEX Corp.	628,992
37,500	Tennant Co.	689,625

		1,318,617

	Medical Products (8.5%):
15,300	Edwards Lifesciences Corp. (a)	1,040,859
15,300	Steris Corp.	399,024
46,500	VCA Antech, Inc. (a)	1,241,550
26,900	West Pharmaceutical Services, Inc.	937,465

		3,618,898

	Medical Services (1.5%):
63,100	Odyssey Healthcare, Inc. (a)	648,668

	Petroleum Refining (1.4%):
14,100	Tidewater, Inc.	604,467

	Real Estate Investment Trusts (3.6%):
13,100	Home Properties of New York, Inc.	446,710
16,300	Mack-Cali Realty Corp.	371,640
101,600	MFA Financial, Inc.	703,072

		1,521,422

	Retail (7.4%):
58,000	AnnTaylor Stores Corp. (a)	462,840
36,400	Casey’s General Stores, Inc.	935,116
20,200	Columbia Sportswear Co.	624,584
55,200	Foot Locker, Inc.	577,944
14,100	Tractor Supply Co. (a)	582,612

		3,183,096

	Semiconductor Equipment & Materials (0.7%):
100,900	Entegris, Inc. (a)	274,448

	Semiconductors (1.5%):
47,200	Microsemi Corp. (a)	651,360

	Software (3.8%):
24,700	Micros Systems, Inc. (a)	625,404
26,300	National Instruments Corp.	593,328
34,000	Parametric Technology Corp. (a)	397,460

		1,616,192

	Telecommunications (2.6%):
14,200	Anixter International, Inc. (a)	533,778
18,000	Comtech Telecommunications Corp. (a)	573,840

		1,107,618

	Transportation (3.0%):
46,300	Werner Enterprises, Inc.	838,956
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (Unaudited)
SMALL COMPANY FUND (CONTINUED)

Shares or
Principal	Security
Amount	Description	Value
Common Stocks — Continued
	Transportation — Continued
59,300	Winnebago Industries, Inc.	$440,599

		1,279,555

	Utilities (5.0%):
27,600	IDACORP, Inc.	721,464
14,200	Integrys Energy Group, Inc.	425,858
53,700	Westar Energy, Inc.	1,007,949

		2,155,271

Total Common Stocks		40,406,593

Exchange Traded Funds (1.5%):
12,600	iShares Russell 2000	642,096

Total Exchange Traded Funds		642,096

Investment Companies (4.0%):
1,706,849	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01%(b)	1,706,849

Total Investment Companies		1,706,849

Total Investments— 99.8% (Cost $42,838,067)		42,755,538

Other assets in excess of liabilities — 0.2%		96,050

NET ASSETS — 100.0%		$42,851,588

(a)	Non-income producing securities.

(b)	Rate disclosed is the seven day yield as of June 30, 2009.
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (UNAUDITED)
INTERNATIONAL EQUITY FUND

	Security
Shares	Description	Value
Foreign Stocks (83.8%):
	Australia (2.3%):
42,958	BHP Billiton Ltd.	$1,201,555
15,078	Rio Tinto Ltd.	634,065

		1,835,620

	Austria (0.3%):
5,148	Andritz AG	215,911

	Belgium (0.9%):
13,899	Anheuser-Busch Inbev NV	501,831
12,523	Telenet Group Holding NV (a)	265,598

		767,429

	Bermuda (0.5%):
1,008,000	Macquarie International Infrastructure Fund Ltd.	254,071
73,000	Yue Yuen Industrial (Holdings) Ltd.	172,002

		426,073

	Brazil (0.4%):
11,000	Petroleo Brasileiro SA — SP ADR	366,960

	Cayman Islands (0.3%):
465,360	Chaoda Modern Agriculture (Holdings) Ltd.	273,218

	Denmark (0.4%):
5,850	Novo Nordisk A/S, Class B	316,324

	Finland (0.7%):
37,291	Nokia OYJ	546,097

	France (8.2%):
46,551	Axa	874,329
14,573	BNP Paribas	945,423
10,417	Bouygues SA	391,600
15,841	France Telecom SA	359,078
7,795	Groupe DANONE	384,660
8,434	Lagardere S.C.A	280,025
14,031	Societe Generale	765,308
24,891	Total SA	1,343,516
1,979	Unibail-Rodamco	294,694
1,241	Vallourec SA	150,627
11,530	Vinci SA	517,298
13,949	Vivendi	333,312

		6,639,870

	Germany (4.9%):
9,051	Allianz AG	830,436
14,341	BASF AG	571,298
8,527	Bayer AG	457,143
2,487	Deutsche Boerse AG	192,741
23,772	Deutsche Telekom AG	279,098
22,695	E.ON AG	803,180
4,385	Man AG	268,177
7,255	MorphoSys AG (a)	165,878
11,268	SAP AG	452,041

		4,019,992

	Greece (0.5%):
14,620	National Bank of Greece SA (a)	406,049

	Hong Kong (1.4%):
2,236,000	Champion Technology Holdings Ltd.	79,344
45,000	Cheung Kong (Holdings) Ltd.	517,368
514,000	Chow Sang Sang Holdings International Ltd.	390,650
1,044,000	Victory City International Holdings Ltd.	130,672

		1,118,034

	Indonesia (0.8%):
1,066,500	PT Bank Mandiri	331,974
9,500	PT Telekomunikasi Indonesia — SP ADR	284,810

		616,784

	Ireland (1.0%):
14,035	DCC PLC	289,398
96,459	Irish Life & Permanent PLC	490,609

		780,007

	Italy (1.4%):
163,545	Banca Intesa SpA	402,835
9,759	Saipem SpA	237,367
199,172	Unicredito Italiano SpA (a)	501,485

		1,141,687

	Japan (12.2%):
31,000	Asahi Glass Co. Ltd.	249,429
21,300	Canon, Inc.	698,796
29,400	Honda Motor Co. Ltd.	811,919
16,600	Komatsu Ltd.	257,135
11,900	Kurita Water Industries Ltd.	385,465
10,700	Makita Corp.	259,391
83,000	Marubeni Corp.	368,812
18,000	Mitsubishi Estate Co. Ltd.	301,059
94,600	Mitsubishi Tokyo Financial Group, Inc.	587,321
16,000	Mitsui Fudosan Co. Ltd.	279,568
36,000	Mitsui O.S.K. Lines Ltd.	234,344
118,600	Mizuho Financial Group, Inc.	278,277
9,600	Murata Manufacturing Co. Ltd.	408,638
2,400	Nintendo Co. Ltd.	663,538
14,800	Nomura Research Institute Ltd.	329,589
278	NTT DoCoMo, Inc.	407,533
6,830	Orix Corp.	411,984
25,600	Panasonic Corp.	346,046
19,000	Ricoh Co. Ltd.	245,588
8,300	Shin-Etsu Chemical Co. Ltd.	386,046
32,100	Sumitomo Corp.	327,265
7,700	Sumitomo Mitsui Financial Group, Inc.	314,172
35,400	Toyota Motor Corp.	1,348,816

		9,900,731

	Jersey (0.2%):
57,632	Informa PLC	207,386

	Luxembourg (0.9%):
13,790	ArcelorMittal	452,439
5,700	Millicom International Cellular SA (a)	320,682

		773,121

	Malaysia (1.0%):
650,900	Evergreen Fibreboard, Berhad	143,594
301,200	IOI Corp., Berhad	404,687
925,300	TA Enterprise, Berhad	266,027

		814,308

	Mexico (0.3%):
6,500	America Movil — ADR, Series L	251,680

	Netherlands (2.7%):
6,388	Fugro NV	264,513
See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (Unaudited)
INTERNATIONAL EQUITY FUND (CONTINUED)

	Security
Shares	Description	Value
Foreign Stock — Continued
	Netherlands — Continued
53,742	ING Groep NV	$540,654
23,626	Koninklijke Ahold NV	271,220
8,301	Koninklijke DSM NV	260,007
4,088	Koninklijke Vopak NV	204,024
9,533	Nutreco Holding NV	371,540
23,433	Reed Elsevier NV	257,795

		2,169,753

	Norway (0.6%):
39,000	DnB NOR ASA (a)	297,307
42,940	Prosafe ASA	215,111

		512,418

	Philippines (0.3%):
344,500	Metropolitan Bank & Trust Co.	225,514

	Russian (0.5%):
21,050	OAO Gazprom — SP ADR	426,263

	Singapore (2.6%):
506,000	ASL Marine Holdings Ltd.	291,768
762,000	CapitaCommercial Trust	431,490
746,500	CSE Global Ltd.	278,372
33,000	DBS Group Holdings Ltd.	268,904
606,000	Tat Hong Holdings Ltd.	405,925
439,000	Wing Tai Holdings Ltd.	409,260

		2,085,719

	South Korea (1.0%):
1,582	Hyundai Mipo Dockyard Co. Ltd.	157,107
8,650	KB Financial Group, Inc. — ADR (a)	288,132
1,500	Samsung Electronics Co. Ltd.	349,875

		795,114

	Spain (3.6%):
46,326	Banco Bilbao Vizcaya Argentaria SA	580,935
85,700	Banco Santander SA	1,029,011
5,656	Prosegur, Compania de Seguridad SA	181,443
14,563	Repsol YPF SA	325,615
34,659	Telefonica SA	783,694

		2,900,698

	Sweden (1.3%):
36,200	Alfa Laval AB	345,553
36,400	Atlas Copco AB, Class B	329,287
7,950	Hennes & Mauritz AB	396,969

		1,071,809

	Switzerland (6.0%):
27,918	ABB Ltd.	438,958
15,937	Credit Suisse Group	727,677
7,180	Holcim Ltd. (a)	407,812
5,250	Kuehne & Nagel International AG	411,281
34,414	Nestle SA	1,296,346
2,080	Syngenta AG	482,997
44,785	UBS AG (a)	547,908
3,277	Zurich Financial Services AG	577,389

		4,890,368

	Taiwan (0.3%):
8,175	Hon Hai Precision Industry Co. Ltd. — GDR	49,703
53,000	St. Shine Optical Co. Ltd.	202,777

		252,480

	United Kingdom (26.3%):
91,565	3i Group PLC	364,513
22,655	Anglo American PLC	657,215
85,373	Aviva PLC	479,600
194,215	Barclays PLC	904,143
59,120	BG Group PLC	990,034
200,134	BP PLC	1,573,022
82,346	Bradford & Bingley PLC (a) (b)	0
11,472	British American Tobacco PLC	315,721
85,629	Centrica PLC	314,119
575,302	Charlemagne Capital Ltd.	141,956
254,562	Chaucer Holdings PLC	181,112
35,126	Cookson Group PLC	150,957
37,784	Diageo PLC	541,680
40,878	FirstGroup PLC	240,568
109,612	Home Retail Group PLC	468,813
201,890	HSBC Holdings PLC	1,668,856
54,845	IMI PLC	281,262
15,117	Imperial Tobacco Group PLC	392,410
410,680	Inchcape PLC	128,359
27,473	InterContinental Hotels Group PLC	281,554
44,267	Invensys PLC	162,752
68,034	JKX Oil & Gas PLC	230,268
248,308	Legal & General Group PLC	231,969
313,835	Lloyds Banking Group PLC	361,021
40,066	Michael Page International PLC	157,028
9,803	Next PLC	236,891
53,385	Persimmon PLC	307,366
26,964	Petrofac Ltd.	297,185
102,275	Prudential PLC	695,685
12,208	Reckitt Benckiser Group PLC	555,475
3,157,096	Rolls-Royce Group PLC, C Shares (a)	0
73,000	Rolls-Royce Group PLC	434,109
12,441	Rotork PLC	169,352
358,842	Royal Bank of Scotland Group PLC (a)	228,091
43,754	Royal Dutch Shell PLC	1,098,349
27,664	Scottish and Southern Energy PLC	518,330
35,622	Smiths Group PLC	411,068
20,134	Spectris PLC	182,660
18,432	Spirax-Sarco Engineering PLC	255,756
34,834	Standard Chartered PLC	653,245
90,780	Tesco PLC	528,044
51,236	Travis Perkins PLC	443,753
57,641	Umeco PLC	195,803
29,346	Vedanta Resources PLC	621,774
554,461	Vodafone Group PLC	1,068,972
72,739	William Morrison Supermarkets PLC	282,987
29,232	WPP PLC	193,910
77,704	Xstrata PLC	840,185

		21,437,922

Total Foreign Stocks		68,185,339

Preferred Stocks (0.3%):
	Germany (0.3%):
3,416	Volkswagen AG	238,336

See notes to schedules of portfolio investments

First Focus FundsSM
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 2009 (Unaudited)
INTERNATIONAL EQUITY FUND (CONTINUED)

	Security
Shares	Description	Value
Preferred Stocks — Continued

Total Preferred Stocks		$238,336

Exchange Traded Funds (14.4%):
77,710	ETFS Agriculture DJ-AIGSM (a)	467,426
14,683	iShares FTSE/Xinhua China 25 Index Fund	563,387
72,200	iShares MSCI India Fund	393,490
421,502	iShares MSCI Japan Index Fund	3,974,764
56,606	iShares MSCI Taiwan Index Fund	571,155
12,605	iShares MSCI Turkey Fund	303,362
5,354	NEXT Funds TOPIX-17 Pharmaceutical ETF	606,438
4,858	SPDR Gold Trust	442,952
44,610	streetTRACKS MSCI Europe Health Care ETF Fund	2,705,096
18,296	streetTRACKS MSCI Europe Utilities ETF Fund	1,726,662

Total Exchange Traded Funds		11,754,732

Rights (0.2%):
	Australia (0.2%):
7,910	Rio Tinto Ltd.	134,455

Total Rights		134,455

Investment Companies (0.6%):
	United States (0.6%):
19,376	The Thai Capital Fund, Inc., 0.08% (c)	171,478
343,146	Union Bank of California Money Market Fund, 0.02%(c)	343,146

Total Investment Companies		514,624

Warrants (0.0%):
	Singapore (0.0%):
32,100	Tat Hong Holdings Ltd.	1,884

Total Warrants		1,884

Total Investments— 99.3% (Cost $89,067,404)		80,829,370

Other assets in excess of liabilities — 0.7%		552,204

NET ASSETS — 100.0%		$81,381,574

(a)	Non-income producing securities.

(b)	The security has been deemed illiquid according to the policies and procedures accepted by the Board of Directors. The total value of illiquid securities represents 0.00% of net assets.

(c)	Rate disclosed is the seven day yield as of June 30, 2009.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PLC	Public Liability Co.
See notes to schedules of portfolio investments

FIRST FOCUS FUNDS
Notes to Schedules of Investments
June 30, 2009
1. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the First Focus Funds, Inc. (the “Company”) in the preparation of its schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of schedules of investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates. The Company currently offers shares of eight distinct portfolios (collectively, the “Funds” and individually, a “Fund”).
Security Valuation
The net asset value per share of each Fund is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Fund’s net asset value per share is calculated by adding the value of all securities and other assets of the Fund, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing a Fund’s assets for calculating the net asset value, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over-the-counter securities, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt securities (other than short-term investments) are valued at prices furnished by a pricing service and are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Each Fund’s respective investment adviser, FNB Fund Advisers (“FNB”), a separately identifiable department of First National Bank of Omaha (“FNBO”) or Tributary Capital Management, LLC (“Tributary”), a subsidiary of First National Nebraska, Inc., assists the Board of Directors (the “Board”) whom are responsible for this review and determination process. Short-term obligations (maturing within 60 days) may be valued on an amortized cost basis. Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Committee pursuant to procedures established by the Board. Factors used in determining fair value include but are not limited to type of security or asset, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.
The Funds comply with the standards established under Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements” (“SFAS 157”). This standard established a single authoritative definition of fair value, set out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants and measurement date (exit price). One key component of SFAS 157 includes the three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2009, while the breakdown by category of common stocks and foreign stocks is discussed in the Schedule of Portfolio Investments for each Fund:

		LEVEL 2 —
		Other Significant
Fund	LEVEL 1 — Quoted	Observable
Name	Prices	Inputs	Total
Short-Intermediate Bond Fund
Asset-Backed Securities	$—	$2,302,492	$2,302,492
Commercial Mortgage Backed Securities	—	5,889,294	5,889,294
Corporate Bonds	—	17,534,685	17,534,685
Convertible Corporate Bond	—	561,150	561,150
Municipal Bond	—	555,605	555,605
Mortgage-Backed Securities	—	5,540,674	5,540,674
U.S. Government Agency Obligations	—	8,750,780	8,750,780
U.S. Treasury Obligations	—	8,516,776	8,516,776
Investment Companies	3,756,400	501,193 #	4,257,593
Yankee Dollars	—	418,370	418,370

Total	3,756,400	50,571,019	54,327,419
Income Fund
Asset-Backed Securities	—	2,369,340	2,369,340
Commercial Mortgage Backed Securities	—	10,838,473	10,838,473
Corporate Bonds	—	16,174,974	16,174,974
Municipal Bond	—	342,139	342,139
Mortgage-Backed Securities	—	15,082,035	15,082,035
U.S. Government Agency Obligations	—	1,265,944	1,265,944
U.S. Treasury Obligations	—	7,588,315	7,588,315
Investment Companies	553,388	501,193 #	1,054,581
Yankee Dollars	—	429,097	429,097

Total	553,388	54,591,510	55,144,898
Balanced Fund
Common Stocks	12,417,438	—	12,417,438
Preferred Stocks	361,200	—	361,200
Corporate Bonds	—	6,892,981	6,892,981
Municipal Bonds	—	189,382	189,382
U.S. Government Agency Obligations	—	350,875	350,875
U.S. Treasury Obligations	—	1,007,270	1,007,270
Investment Companies	2,143,714	—	2,143,714

Total	14,922,352	8,440,508	23,362,860
Core Equity Fund
Common Stocks	77,117,842	—	77,117,842
Investment Companies	4,178,428	—	4,178,428

Total	81,296,270	—	81,296,270
Large Cap Growth Fund
Common Stocks	55,614,619	—	55,614,619
Investment Companies	1,082,352	—	1,082,352

Total	56,696,971	—	56,696,971
Growth Opportunities Fund
Common Stocks	40,037,540	—	40,037,540
U.S. Treasury Obligations	—	2,014,540	2,014,540
Investment Companies	8,769,517	—	8,769,517

Total	48,807,057	2,014,540	50,821,597
Small Company Fund
Common Stocks	40,406,593	—	40,406,593
Exchange Traded Funds	642,096	—	642,096
Investment Companies	1,706,849	—	1,706,849

Total	42,755,538	—	42,755,538
International Equity Fund
Foreign Stocks	67,835,464	349,875 *	68,185,339
Preferred Stocks	238,336	—	238,336
Exchange Traded Funds	11,754,732	—	11,754,732
Rights	—	134,455	134,455
Investment Companies	514,624	—	514,624
Warrants	—	1,884	1,884

Total	80,343,156	486,214	80,829,370

#	Consists of the holding, Federated Institutional High Yield Bond Fund, listed under Investment Companies on the Fund’s Schedule of Portfolio Investments.

*	Consists of the holding, Samsung Electronics Co. Ltd., listed under South Korea on the Fund’s Schedule of Portfolio Investments.
Securities Transactions and Investment Income
During the period, securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities and on foreign currency transactions are determined by comparing the identified cost of the security lot sold with the net sale proceeds.

Risk Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign laws and governmental restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, and political or social instability or diplomatic developments, all of which could adversely affect the value of those securities.
Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
Forward Foreign Currency Exchange Contracts
The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The International Equity Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
Foreign Currency Translation
The books and records of the Company are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
(I) fair value of investment securities, other assets and liabilities at the current rate of exchange
(II) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.
Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Fund’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, that Fund is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Loans of Portfolio Securities
All Funds may lend their securities pursuant to securities lending agreements (“Lending Agreements”) with Union Bank of California N.A. (“UBOC”). Each Fund will limit its securities lending activity to 33 1/3% of its total assets. Security loans made pursuant to the Lending Agreement must maintain loan collateral with UBOC at all times in an amount equal to no less than 100% of the current fair value of the loaned securities based on the prior day’s closing price in the form of cash or U.S. government obligations to secure the return of the loaned securities. The initial value of loan collateral must be no less than 102% for all funds other than the International Equity Fund, which must have an initial value of loan collateral no less than 105%, of the fair value of the loaned securities plus the accrued interest on debt securities. UBOC must, in accordance with UBOC’s reasonable and customary practices, mark loaned securities and collateral to their fair value each business day based upon the fair value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the fair value of the loaned securities. Cash collateral received is invested by UBOC pursuant to the terms of the Lending Agreements.
According to the terms of the Lending Agreements, each Fund retains 70% of the income generated from the lending of its securities, of which a fee is allocated to First National Bank of Omaha (“First National”) based on actual costs incurred and which is approved by the Board, and UBOC retains 30% of the respective securities lending income. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received can not be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between UBOC and the Funds in accordance with the Lending Agreements. In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

While the Funds have executed the Lending Agreements for securities lending, in light of the current market conditions, the Funds have not yet determined when or if they will commence securities lending transactions under the Lending Agreements.
Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without registering the transaction under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 adopted under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid or not is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At June 30, 2009, the International Equity Fund held illiquid securities representing 0.00% of its net assets. The illiquid securities in the International Equity Fund held as of June 30, 2009 are identified below:

	Acquisition	Acquisition
Security	Date	Cost	Shares	Fair Value
Bradford & Bingley PLC	(a )	$355,205	$82,346	$—

(a)	Purchased on various dates beginning 1/02/08.
2. Concentration of Credit Risk
The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries.
3. Federal Income Taxes
At June 30, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of securities for federal income tax purposes were as follows:

		Tax	Tax	Net Tax Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Short-Intermediate Bond Fund	$54,766,985	$1,523,819	$(1,963,385)	$(439,566)
Income Fund	57,423,708	1,835,309	(4,114,119)	(2,278,810)
Balanced Fund	22,031,747	2,513,574	(1,182,461)	1,331,113
Core Equity Fund	82,837,140	11,710,501	(13,251,371)	(1,540,870)
Large Cap Growth Fund	60,929,612	579,873	(4,812,514)	(4,232,641)
Growth Opportunities Fund	44,805,357	8,504,125	(2,487,885)	6,016,240
Small Company Fund	43,375,140	5,067,071	(5,686,673)	(619,602)
International Equity Fund	94,352,344	6,032,629	(19,555,603)	(13,522,974)
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) First Focus Funds, Inc.

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date  08/20/2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer
Date  08/20/2009

By (Signature and Title)*	/s/ Mike Summers
Mike Summers, President
Date  08/20/2009

*	Print the name and title of each signing officer under his or her signature.